Earnings (loss) per share (Tables)	6 Months Ended
Feb. 29, 2024
Notes and other explanatory information [abstract]
Schedule of earnings (loss) per share

	Three months ended February 29,	Three months ended February 28,	Six months ended February 29,	Six months ended February 28,
	2024	2023	2024	2023
Net income (loss) attributable to shareholders	$1,080	$(1,399)	$114	$2,113
Weighted average number of common shares for purposes of basic EPS(1)	288,835,707	281,835,349	288,317,270	280,038,329
Effect of dilutive stock options, warrants, RSUs and share awards	2,126,123	-	2,478,001	6,109,446
Weighted average number of common shares for purposes of diluted EPS(1)	290,961,830	281,835,349	290,795,271	286,147,775

(1)	The weighted average number of common shares for basic and diluted EPS include 11.1 million gross number of vested, but unissued, common shares relating to common share awards.